As filed with the Securities and Exchange Commission on August 27, 2026

Securities Act File No. 033-52272

Investment Company Act File No. 811-07170

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 128	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 137	[X]

TCW FUNDS, INC.

(Registrant Exact Name as Specified in Charter)

515 South Flower Street

Los Angeles, CA 90071

(Address of Principal Executive Offices (Number, Street, City, State and Zip Code))

Registrant’s Telephone Number, including Area Code: 1 (213) 244-0000

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and Address (Number, Street, City, State and Zip Code) of Agent for Service)

With a copy to:

Brian McCabe

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 26, 2026 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ii

EXPLANATORY NOTE

Post-Effective Amendment No. 123 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 132 under the Investment Company Act of 1940, as amended (the “1940 Act”), to the Registration Statement of TCW Funds, Inc. (the “Registrant”) on Form N-1A was filed pursuant to Rule 485(a)(1) on March 2, 2026 to include a prospectus and statement of additional information relating to ETF Class shares of each of TCW Concentrated Large Cap Growth Fund and TCW Relative Value Large Cap Fund (the “Funds”), each a series of the Registrant (the “Amendment”).

This post-effective amendment is filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating September 26, 2026 as the new date upon which the Amendment shall become effective. The Amendment was scheduled to become effective on August 28, 2026.

This post-effective amendment incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Part C relating to the Funds contained in the Amendment.

SIGNATURES

Pursuant to the requirements of the 1933 Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the Registrant’s registration statement (the “Registration Statement”) under Rule 485(b) under the 1933 Act and has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 27th day of August, 2026.

TCW Funds, Inc.

/s/ Peter Davidson
Name: Peter Davidson
Title: Vice President and Secretary

As required by the 1933 Act, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

* Andrew Tarica	Trustee	August 27, 2026

/s/ Richard Villa Richard Villa	Trustee, President, Principal Officer, Chief Financial Officer and Treasurer (Principal Financial Officer)	August 27, 2026

* Martin Luther King III	Trustee	August 27, 2026

* Michael Swell	Trustee	August 27, 2026

* Patrick C. Haden	Trustee	August 27, 2026

* David Vick	Trustee	August 27, 2026

* Peter McMillan	Trustee	August 27, 2026

* Robert G. Rooney	Trustee	August 27, 2026

* Victoria B. Rogers	Trustee	August 27, 2026

*By:	/s/ Peter Davidson
Peter Davidson
Attorney-in-Fact